CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 27, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument, Maturity Date	Jan. 27, 2032	Nov. 01, 2026	Nov. 01, 2026
Debt Instrument, Interest Rate, Stated Percentage		3.50%	3.50%
Convertible notes payable due to shareholder
Debt Instrument, Face Amount		$ 4,000,000	$ 4,000,000	$ 4,000,000
Accrued interest		35,000	261,537	299,037
Convertible note payable, net		$ 4,035,000	$ 4,261,537	$ 4,299,037